UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	3-31-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Fred A. Fern
Title:	President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Fred A. Fern				Los Angeles, CA			9-30-99
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		122,186,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF	CUSIP			VALUE		SHARES	INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR
99 CENTS ONLY STORES COM       COM              65440K106     1426 33600.000SH       SOLE                33600.000
A D C TELECOMMUNICATN COM      COM              000886101      998 20925.000SH       SOLE                20925.000
AMAZON COM INC COM             COM              023135106     1377 8000.000 SH       SOLE                 8000.000
AMERICA ONLINE INC DEL COM     COM              02364J104     6199 42170.000SH       SOLE                42170.000
AMERICAN EXPRESS CO COM        COM              025816109     2598 22063.000SH       SOLE                22063.000
AMGEN INC COM                  COM              031162100     1342 17926.000SH       SOLE                17926.000
AT&T CORP COM                  COM              001957109      680 8516.000 SH       SOLE                 8516.000
BED BATH & BEYOND INC COM      COM              075896100      326 8925.000 SH       SOLE                 8925.000
BINDLEY WESTN INDS INC COM     COM              090324104      299 10475.000SH       SOLE                10475.000
BRINKER INTL CORP              COM              109641100     3443 132725.000SH      SOLE               132725.000
CELESTICA INC SUB VTG SHS      COM              15101Q108     3821 117800.000SH      SOLE               117800.000
CISCO SYS INC COM              COM              17275R102     2457 22422.000SH       SOLE                22422.000
CLAIRE'S STORES INC COM        COM              179584107      301 10000.000SH       SOLE                10000.000
COSTCO WHSL CORP NEW           COM              221607104     3101 33863.000SH       SOLE                33863.000
E TRADE GROUP INC COM          COM              269246104      233 4000.000 SH       SOLE                 4000.000
EXPRESS SCRIPTS INC CL A       COM              302182100     2836 33000.000SH       SOLE                33000.000
FAMILY DLR STORES INC COM      COM              307000109      448 19500.000SH       SOLE                19500.000
FDX CORP COM                   COM              31304N107     2132 22925.000SH       SOLE                22925.000
GAP INC DEL COM                COM              364760108     4573 67934.058SH       SOLE                67934.058
GENERAL ELEC CO COM            COM              369604103     4318 39033.358SH       SOLE                39033.358
GILLETTE CO COM                COM              375766102      981 16499.000SH       SOLE                16499.000
HOME DEPOT INC COM             COM              437076102     6403 102860.876SH      SOLE               102860.876
IMS HEALTH INC COM             COM              449934108     4066 122750.000SH      SOLE               122750.000
INTEL CORP COM                 COM              458140100      234 1970.209 SH       SOLE                 1970.209
JOHNSON & JOHNSON COM          COM              478160104     2828 30246.086SH       SOLE                30246.086
KING PHARMACEUTICALS INC       COM              495582108     1223 44080.000SH       SOLE                44080.000
KOHLS CORP COM                 COM              500255104     1797 25355.000SH       SOLE                25355.000
LINENS N THINGS INC COM        COM              535679104      792 17450.000SH       SOLE                17450.000
LOWES COS INC COM              COM              548661107     3051 50425.000SH       SOLE                50425.000
LUCENT TECHNOLOGIES COM        COM              549463107     3403 31510.039SH       SOLE                31510.039
MCI WORLDCOM INC COM           COM              55268B106     6728 75969.000SH       SOLE                75969.000
MEDTRONIC INC COM              COM              585055106     3734 51946.000SH       SOLE                51946.000
MERCK & CO INC COM             COM              589331107     4009 50033.000SH       SOLE                50033.000
MICROSOFT CORP COM             COM              594918104     5576 62210.000SH       SOLE                62210.000
MONACO COACH CORP COM          COM              60886R103      477 20700.000SH       SOLE                20700.000
NOKIA CORP                     COM              654490220     7432 47715.000SH       SOLE                47715.000
PERIGRINE INV HLDS             COM              G7004A150       10 17000.000SH       SOLE                17000.000
PFIZER INC COM                 COM              717081103     5551 40005.522SH       SOLE                40005.522
PRIORITY HEALTHCARE CL B       COM              74264T102      984 21753.800SH       SOLE                21753.800
PROVIDIAN FINL CORP COM        COM              74406A102     5538 50345.500SH       SOLE                50345.500
QUANTA SVCS INC COM            COM              74762E102     1818 71475.000SH       SOLE                71475.000
SCHWAB CHARLES CP NEW COM      COM              808513105     1124 11698.000SH       SOLE                11698.000
SEI INVESTMENTS CO COM         COM              784117103     3106 33580.000SH       SOLE                33580.000
SOLIGEN TECHNOLOGIES           COM              83423G950        2 10000.000SH       SOLE                10000.000
SONIC AUTOMOTIVE INC CL A      COM              83545G102     1468 94700.000SH       SOLE                94700.000
SOUTHWEST AIRLINES INC         COM              844741108      401 13255.000SH       SOLE                13255.000
SUN MICROSYSTEMS INC COM       COM              866810104      877 7013.000 SH       SOLE                 7013.000
SUNRISE TECH INTL INC COM      COM              86769L103      165 15000.000SH       SOLE                15000.000

TELEGLOBE INC COM              COM              87941V100     2397 79075.000SH       SOLE                79075.000
TEXAS REGL BANCHSHARES CL A VT COM              882673106      324 12000.000SH       SOLE                12000.000
VERISIGN INC COM               COM              92343E102     2777 18035.000SH       SOLE                18035.000
